Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Result before tax		€ 11,791	€ 7,772	€ 6,037
Adjusted for:
– Depreciation and amortisation		665	673	674
– Addition to loan loss provisions		1,304	1,194	520
– Revaluations		1,070	1,012	1,806
– Exchange rate differences and other		(703)	869	260
Taxation paid		(2,366)	(2,754)	(2,700)
Changes in:
– Loans and advances to banks, not available on demand		3,546	(7,736)	12,693
– Deposits from banks, not payable on demand		1,093	(7,818)	(31,804)
– Trading assets		17,211	(12,663)	(3,359)
– Trading liabilities		(11,829)	(1,964)	(1,869)
– Loans and advances to customers		(58,368)	(34,401)	(5,816)
– Customer deposits		36,212	41,090	8,513
– Non–trading derivatives		1,486	(54)	2,409
– Assets designated at fair value through profit or loss		1,221	40	260
– Assets mandatorily at fair value through profit or loss		(18,984)	274	(7,402)
– Other assets		(914)	263	1,727
– Other financial liabilities at fair value through profit or loss		10,043	(7,800)	4,391
– Provisions and other liabilities		1,143	(542)	2,320
Net cash flow from/(used in) operating activities		(6,380)	(22,544)	(11,340)
Investments and advances:
- Associates and joint ventures		(1)	(26)	(55)
- Financial assets at fair value through other comprehensive income		(43,294)	(21,091)	(19,995)
– Securities at amortised cost	[1]	(152,945)	(110,052)	(49,614)
– Property and equipment		(351)	(332)	(246)
– Other investments		(421)	(383)	(310)
Disposals and redemptions:
– Associates and joint ventures		225	107	164
- Financial assets at fair value through other comprehensive income		33,095	16,949	11,913
– Securities at amortised cost	[1]	147,953	108,732	49,525
– Property and equipment		39	50	57
– Other investments		4	13	15
Net cash flow from/(used in) investing activities		(15,697)	(6,033)	(8,545)
Cash flows from financing activities
Proceeds from debt securities	[1]	150,409	124,701	116,436
Repayments of debt securities	[1]	(135,220)	(113,014)	(90,574)
Proceeds from issuance of subordinated loans		3,734	4,603	2,225
Repayments of subordinated loans		(2,808)	(2,931)	(2,894)
Repayments of principal portion of lease liabilities		(282)	(290)	(291)
Purchases of treasury shares		(3,705)	(3,817)	(3,531)
Dividends and other cash distributions paid		(3,884)	(3,879)	(2,967)
Net cash flow from/(used in) financing activities		8,245	5,374	18,404
Net cash flow		(13,832)	(23,203)	(1,481)
Cash and cash equivalents at beginning of year		69,069	93,012	95,391
Effect of exchange rate changes on cash and cash equivalents		(1,089)	(740)	(898)
Cash and cash equivalents at end of year		54,148	69,069	93,012
Cash and cash equivalents
Treasury bills and other eligible bills included in securities at AC		0	37	0
Deposits from banks		(7,065)	(6,303)	(5,132)
Loans and advances to banks		8,324	4,982	7,931
Cash and balances with central banks		52,889	70,353	90,214
Cash and cash equivalents at end of year		€ 54,148	€ 69,069	€ 93,012

[1]	Cash flows are reported on a gross basis and include investments and borrowings of short term securities